FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

                        Franklin New York Tax-Free Trust
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/04

Item 1. Schedule of Investments.


FRANKLIN NEW YORK TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2004

--------------------------------------------------------------------------------

CONTENTS

Franklin New York Insured Tax-Free Income Fund ....................   3
Franklin New York Intermediate-Term Tax-Free Income Fund ..........   7
Franklin New York Limited-Term Tax-Free Income Fund ...............  13
Franklin New York Tax-Exempt Money Fund ...........................  15
Notes to Statements of Investments ................................  19

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 100.4%
   BONDS
   Amherst IDA Civic Facility Revenue, University of Buffalo Student Housing Creekside, Project A,
    AMBAC Insured, 5.00%, 8/01/32 .................................................................     $ 2,785,000    $  2,867,074
   Amsterdam HDC Mortgage Revenue, Refunding, MBIA Insured, 6.25%, 1/01/25 ........................       2,245,000       2,253,284
   Babylon IDA Civic Facility Revenue, WSNCHS East Inc. Project, Series A, AMBAC Insured,
    6.00%, 8/01/24 ................................................................................       4,020,000       4,585,172
   Brookhaven GO, Series B, MBIA Insured, 7.00%, 5/01/09 ..........................................         200,000         233,962
   Buffalo Municipal Water Finance Authority Water System Revenue, FSA Insured, 6.00%,
     7/01/26 ......................................................................................       1,185,000       1,342,558
     7/01/29 ......................................................................................       3,000,000       3,390,780
   Central Square GO, Central School District, FGIC Insured, ETM, 6.50%, 6/15/09 ..................         900,000       1,049,292
   Dutchess County IDA Civic Facilities Revenue, Bard College Project, AMBAC Insured, 5.375%,
    6/01/27 .......................................................................................       1,750,000       1,827,350
   Eastport South Manor Central School District GO, FGIC Insured, 5.00%, 6/15/20 ..................       1,000,000       1,068,090
   Fredonia Central School District GO, Refunding, FGIC Insured, 5.00%, 6/01/19 ...................       2,300,000       2,425,603
   Hempstead Town IDA Civic Facilities Revenue, Hofstra University Project, MBIA Insured,
    5.80%, 7/01/15 ................................................................................       1,340,000       1,432,313
   Long Island Power Authority Electric System Revenue, General, Refunding, Series A,
     FSA Insured, 5.125%, 12/01/22 ................................................................       9,300,000      10,020,936
     MBIA Insured, 5.75%, 12/01/24 ................................................................       1,540,000       1,701,608
   Madison County IDA Civic Facility Revenue, College University Project, Series A, MBIA Insured,
    5.00%, 7/01/39 ................................................................................       3,750,000       3,852,637
   Middle Country Central School District Centereach GO, FSA Insured, 4.875%, 6/01/20                     1,650,000       1,729,530
   Monroe County IDA Civic Facility Revenue, Nazareth College Rochester Project, MBIA Insured,
     5.25%, 10/01/21 ..............................................................................       1,520,000       1,651,252
     5.00%, 10/01/31 ..............................................................................       3,100,000       3,185,870
   Mount Sinai Union Free School District, Refunding, AMBAC Insured, 6.20%, 2/15/13 ...............       1,055,000       1,258,699
   MTA Commuter Facilities Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/23 ...........       3,000,000       3,349,500
   MTA Dedicated Tax Fund Revenue,
     Refunding, Series A, MBIA Insured, 5.00%, 11/15/30 ...........................................       8,000,000       8,229,920
     Series A, FGIC Insured, 5.00%, 11/15/31 ......................................................       2,000,000       2,050,060
     Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 .........................................       2,500,000       2,896,425
   MTA Revenue, Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ................................       4,000,000       4,231,840
   MTA Service Contract Revenue,
     Refunding, AMBAC Insured, 5.00%, 7/01/30 .....................................................       7,000,000       7,193,480
     Series B, MBIA Insured, 5.00%, 1/01/31 .......................................................       3,000,000       3,081,030
   Nassau County GO, Public Improvement, Series E, FSA Insured, ETM, 6.00%, 3/01/20 ...............       1,510,000       1,745,907
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 5.75%, 8/01/29 ..................................................................       2,655,000       3,062,967
   New York City GO,
     Series A, MBIA Insured, 6.00%, 5/15/30 .......................................................         360,000         409,266
     Series A, MBIA Insured, Pre-Refunded, 6.00%, 5/15/30 .........................................       1,640,000       1,911,846
     Series I, MBIA Insured, 5.00%, 4/15/29 .......................................................       3,000,000       3,054,750
   New York City Health and Hospital Corp. Revenue, Health System, Series A, FSA Insured,
    5.125%, 2/15/23 ...............................................................................       3,890,000       4,111,497
   New York City IDA Civic Facility Revenue, Polytechnic Prep Country Day School, FSA Insured,
    5.375%, 5/01/29 ...............................................................................         980,000       1,038,594
   New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured, 5.00%,
    6/15/26 .......................................................................................       1,000,000       1,033,890

                                         Quarterly Statements of Investments | 3

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series B, FGIC Insured, 5.125%, 6/15/31 ...........................................     $ 5,000,000    $  5,181,500
     Series A, FSA Insured, 5.375%, 6/15/26 .......................................................       3,000,000       3,153,150
     Series B, MBIA Insured, 5.75%, 6/15/26 .......................................................       1,285,000       1,360,609
     Series B, MBIA Insured, 5.50%, 6/15/27 .......................................................       5,000,000       5,389,350
     Series B, MBIA Insured, Pre-Refunded, 5.75%, 6/15/26 .........................................         615,000         652,638
     Series G, FSA Insured, 5.00%, 6/15/34 ........................................................       3,000,000       3,067,860
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, FGIC Insured, 5.00%, 5/01/28 .......................................................       6,000,000       6,159,780
     Series C, 4.75%, 5/01/23 .....................................................................       1,800,000       1,834,632
     Series D, MBIA Insured, 5.00%, 2/01/22 .......................................................       2,000,000       2,115,540
   New York City Transportation Authority MTA Triborough Bridge and Tunnel Authority COP,
    AMBAC Insured, Pre-Refunded, 5.75%, 1/01/20 ...................................................       3,000,000       3,446,100
   New York City Transportation Authority MTA Triborough COP, Series A, AMBAC Insured,
    Pre-Refunded, 5.25%, 1/01/29 ..................................................................       3,500,000       3,939,320
   New York City Trust Cultural Resources Revenue,
     American Museum of Natural History, Series A, MBIA Insured, 5.65%, 4/01/27 ...................       2,000,000       2,151,540
     Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 ..........................       7,500,000       7,809,675
     New York Botanical Garden, MBIA Insured, 5.75%, 7/01/16 ......................................       2,000,000       2,117,020
     Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 ..................................       3,000,000       3,090,330
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 .................................................................       6,000,000       6,481,740
   New York State Dormitory Authority Lease Revenue, Master Boces Program, Series A,
    FSA Insured, 5.25%, 8/15/21 ...................................................................       1,740,000       1,874,606
   New York State Dormitory Authority Revenue,
     Iona College, XLCA Insured, 5.125%, 7/01/32 ..................................................       4,000,000       4,162,600
     School Districts Financing Program, Series D, MBIA Insured, 5.25%, 10/01/23 ..................       1,750,000       1,908,847
     School Districts Financing Program, Series D, MBIA Insured, 5.00%, 10/01/30 ..................       1,750,000       1,799,612
   New York State Dormitory Authority Revenues,
     853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19 ........................       1,340,000       1,507,808
     City University System Consolidated, Third General, Series 1, FSA Insured, Pre-Refunded,
      5.50%, 7/01/29 ..............................................................................       1,585,000       1,797,723
     Comsewogue Public Library, MBIA Insured, 6.05%, 7/01/24 ......................................       2,445,000       2,540,110
     Department of Health, MBIA Insured, 5.50%, 7/01/25 ...........................................         790,000         828,789
     Department of Health, MBIA Insured, Pre-Refunded, 5.50%, 7/01/25 .............................       1,210,000       1,293,260
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 ...............       2,000,000       2,166,320
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/24 ...........................................       6,540,000       6,859,283
     Insured Mortgage Nursing Home, MBIA Insured, 5.40%, 2/01/31 ..................................         400,000         422,740
     Insured Mortgage Nursing Home, MBIA Insured, 5.50%, 2/01/41 ..................................       1,880,000       1,996,861
     Maimonides Medical Center, Series A, MBIA Insured, 5.75%, 8/01/24 ............................       1,500,000       1,577,475
     Mental Health Services Facilities Improvement, Series A, MBIA Insured, Pre-Refunded,
      5.25%, 8/15/26 ..............................................................................       2,570,000       2,912,709
     Mental Health Services, Refunding, Series B, MBIA Insured, 5.00%, 2/15/24 ....................       2,260,000       2,336,185
     Mental Health Services, Series D, FSA Insured, 5.25%, 2/15/29 ................................         150,000         156,552
     Mental Health Services, Series D, FSA Insured, Pre-Refunded, 5.25%, 2/15/29 ..................       1,850,000       2,084,136
     Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33 ............................................       6,000,000       6,172,020
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/23 .................................         885,000         923,825
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/41 .................................       2,500,000       2,549,925


4 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenues, (cont.)
     NYSARC Inc., Series A, FSA Insured, 5.00%, 7/01/26 ...........................................     $ 1,700,000    $  1,772,828
     Pace University, MBIA Insured, 6.00%, 7/01/29 ................................................       3,000,000       3,414,090
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 .....................................       6,500,000       6,971,380
     Series 1, MBIA Insured, 5.00%, 7/01/22 .......................................................       2,000,000       2,120,580
     Series 1, MBIA Insured, 5.00%, 7/01/24 .......................................................       2,000,000       2,095,780
     Siena College, MBIA Insured, 5.00%, 7/01/31 ..................................................       3,500,000       3,594,535
     Siena College, Refunding, MBIA Insured, 5.70%, 7/01/17 .......................................       2,000,000       2,186,000
     St. John's University, Series A, MBIA Insured, 5.25%, 7/01/30 ................................       3,500,000       3,697,190
     St. Vincent's Hospital and Medical Center, AMBAC Insured, 6.00%, 8/01/28 .....................       5,000,000       5,198,750
     University of Rochester, Refunding, Series A, MBIA Insured, 5.00%, 7/01/27 ...................       1,000,000       1,024,560
     Upstate Community College, MBIA Insured, 5.125%, 7/01/30 .....................................       5,945,000       6,182,265
     Wildwood Programs Inc., Refunding, MBIA Insured, 5.875%, 7/01/15 .............................       1,000,000       1,069,980
   New York State Energy Research and Development Authority Electric Facilities Revenue,
    Consolidated Edison Project, Refunding, Series A, AMBAC Insured, 6.10%, 8/15/20 ...............       5,000,000       5,195,750
   New York State Energy Research and Development Authority PCR, Central Hudson Gas,
    Refunding, Series A, AMBAC Insured, 5.45%, 8/01/27 ............................................       3,500,000       3,728,655
   New York State Environmental Facilities Corp. Water Facilities Revenue, Spring Valley Water
    Project, Refunding, Series B, AMBAC Insured, 6.15%, 8/01/24 ...................................       3,000,000       3,070,020
   New York State Medical Care Facilities Finance Agency Revenue, Long-Term Health Care,
     Series A, FSA Insured, 6.80%, 11/01/14 .......................................................       6,285,000       6,308,443
     Series B, FSA Insured, 6.45%, 11/01/14 .......................................................       5,355,000       5,374,064
     Series C, FSA Insured, 6.40%, 11/01/14 .......................................................       4,245,000       4,260,027
   New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 .................................................................       4,000,000       4,193,440
   New York State Thruway Authority State Personal Income Tax Revenue, Transportation, Series A,
    MBIA Insured, 5.00%, 3/15/22 ..................................................................       5,500,000       5,821,640
   New York State Tollway Authority General Revenue, Series C, FGIC Insured, Pre-Refunded,
    6.00%, 1/01/25 ................................................................................       5,000,000       5,100,000
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue, Series B,
    MBIA Insured, 4.90%, 4/01/20 ..................................................................       2,120,000       2,225,216
   New York State Urban Development Corp. Revenue,
     Correctional Capital Facility, Series 6, AMBAC Insured, Pre-Refunded, 5.375%, 1/01/25 ........       2,480,000       2,609,158
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/29 .....................................................................................      11,200,000      12,813,024
   Niagara County GO, Public Improvement, MBIA Insured, 6.00%,
     7/15/18 ......................................................................................         500,000         510,580
     7/15/19 ......................................................................................         510,000         520,792
     7/15/20 ......................................................................................         610,000         622,908
   Niagara Falls New York City School District COP, High School Facility, MBIA Insured, 5.375%,
    6/15/28 .......................................................................................       2,000,000       2,089,300
   Niagara Falls Public Improvement GO, MBIA Insured, 6.85%, 3/01/19 ..............................           5,000           5,092
   North Hempstead GO, Refunding, Series B, FGIC Insured, 6.40%,
     4/01/15 ......................................................................................       1,065,000       1,313,273
     4/01/16 ......................................................................................       1,000,000       1,241,140
   Port Authority New York and New Jersey Revenue, XLCA Insured, 5.00%, 9/15/27 ...................       4,500,000       4,718,295
   Rensselear County GO, AMBAC Insured, 6.70%, 2/15/11 ............................................         810,000         969,173
   Sachem Central School District Holbrook GO, MBIA Insured, 5.00%, 6/15/30 .......................       1,000,000       1,025,590


                                         Quarterly Statements of Investments | 5

FRANKLIN NEW YORK TAX-FREE TRUST

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   FRANKLIN NEW YORK INSURED TAX-FREE INCOME FUND                                                    PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Schenectady IDA Civic Facility Revenue,
      Schaffer Heights, Series A, GNMA Secured, 6.00%, 11/01/30 ....................................    $ 3,000,000    $  3,207,090
      Schaffer Heights, Series A, GNMA Secured, 6.05%, 11/01/35 ....................................      2,375,000       2,533,935
      Union College Project, Series A, AMBAC Insured, 5.00%, 7/01/32 ...............................      2,395,000       2,465,078
    St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University Project, Series A,
     MBIA Insured, 5.00%, 7/01/28 ..................................................................      2,455,000       2,506,923
    Taconic Hills Central School District at Craryville GO, Columbia County, Refunding,
     FGIC Insured, 5.00%, 6/15/27 ..................................................................      1,295,000       1,347,176
    Triborough Bridge and Tunnel Authority Revenues, General Purpose, Series B, MBIA Insured,
     Pre-Refunded, 5.20%, 1/01/27 ..................................................................      1,000,000       1,140,260
    Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
      AMBAC Insured, 5.75%, 8/01/29 ................................................................        550,000         607,525
      Refunding, Series A, FSA Insured, 5.125%, 10/01/26 ...........................................      2,000,000       2,100,840
    Warren and Washington Counties IDA Civic Facility Revenue, Series B, FSA Insured, 5.00%,
     12/01/27 ......................................................................................      3,680,000       3,802,728
    Westchester County Health Care Corp. Revenue, Series B, 5.375%, 11/01/30 .......................      1,500,000       1,583,760
                                                                                                                       ------------
    TOTAL LONG TERM INVESTMENTS (COST $311,257,617) ................................................                    333,437,985
                                                                                                                       ------------
    SHORT TERM INVESTMENT
    BOND (COST $100,000)
(a) Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     2.15%, 5/01/33 ................................................................................        100,000         100,000
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $311,357,617) 100.4% ...................................................                    333,537,985
    OTHER ASSETS, LESS LIABILITIES (.4)% ...........................................................                     (1,354,103)
                                                                                                                       ------------
    NET ASSETS 100.0% ..............................................................................                   $332,183,882
                                                                                                                       ============

See glossary of terms on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.5%
   BONDS 97.3%
   Albany County Airport Authority Revenue, Series B, FSA Insured, 4.75%, 12/15/13 ................     $ 1,850,000    $  1,954,821
   Albany IDA Civic Facility Revenue,
     Albany Medical Center Project, 5.75%, 5/01/09 ................................................       1,010,000       1,020,666
     St. Rose Project, Series A, AMBAC Insured, 5.00%, 7/01/12 ....................................         420,000         459,640
   Amherst IDA Civic Facility Revenue, University of Buffalo Foundation Student Housing Creekside,
    Project A, AMBAC Insured, 4.625%, 8/01/16 .....................................................       1,030,000       1,099,412
   Bath Central School District GO, Refunding,
     FGIC Insured, 4.00%, 6/15/19 .................................................................       1,850,000       1,845,948
     FSA Insured, 5.10%, 6/15/13 ..................................................................         775,000         858,219
   Buffalo GO,
     Refunding, Series C, FGIC Insured, 5.25%, 12/01/15 ...........................................       1,225,000       1,351,506
     Series E, FSA Insured, Pre-Refunded, 5.35%, 12/01/12 .........................................         880,000         992,869
   Byram Hills Central School District GO, Refunding, 4.00%, 11/15/10 .............................       1,375,000       1,440,065
   Canisteo Central School District GO, Refunding, FSA Insured, 4.25%, 6/15/14 ....................       1,080,000       1,129,054
   Clarence Central School District GO, Refunding, FSA Insured, 4.75%, 5/15/15 ....................       2,390,000       2,558,256
   Cleveland Hill Union Free School District Cheektowaga GO, Refunding, Series B, FGIC Insured,
     3.50%, 10/15/11 ..............................................................................       1,135,000       1,159,732
     4.00%, 10/15/14 ..............................................................................       1,000,000       1,030,310
   Connetquot Central School District Islip GO, Series B, FSA Insured, 4.40%, 6/15/16 .............       1,000,000       1,037,390
   Dansville Central School District GO, Refunding, Series B, FGIC Insured,
     4.25%, 6/15/11 ...............................................................................         930,000         992,589
     4.35%, 6/15/12 ...............................................................................         870,000         929,256
     4.45%, 6/15/13 ...............................................................................         995,000       1,059,814
   Erie County GO,
     FGIC Insured, 4.70%, 11/01/12 ................................................................         700,000         740,810
     Public Improvement, Series A, FGIC Insured, 4.00%, 9/01/11 ...................................       4,255,000       4,460,048
     Public Improvement, Series A, FGIC Insured, 5.625%, 10/01/12 .................................       1,000,000       1,120,960
   Fayetteville-Manlius Central School District GO, Refunding, FGIC Insured, 4.50%, 6/15/15 .......       1,095,000       1,163,536
   Fredonia Central School District GO, Refunding, FGIC Insured, 4.125%, 6/01/09 ..................       1,000,000       1,058,790
   Guilderland Central School District, Refunding, Series A, FSA Insured, 4.00%, 5/15/10 ..........       1,260,000       1,324,487
   Harborfields Central School District Greenlawn GO, FSA Insured, 5.00%, 6/01/17 .................       2,105,000       2,256,013
   Highland Central School District GO, Refunding, FSA Insured,
     3.75%, 6/15/12 ...............................................................................       1,790,000       1,841,570
     4.125%, 6/15/16 ..............................................................................       1,080,000       1,102,550
   Holland Patent Central School District GO, MBIA Insured, ETM, 4.25%,
     6/15/09 ......................................................................................       1,125,000       1,205,842
     6/15/10 ......................................................................................       1,125,000       1,205,651
   Huntington GO, Public Improvement, 4.20%, 9/01/13 ..............................................       1,230,000       1,273,788
   Jordan-El Bridge Central School District GO, Refunding, FGIC Insured, 4.00%, 6/15/11 ...........       1,610,000       1,694,992
   Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.125%, 4/01/11 ................................................................       1,410,000       1,527,777
     Refunding, Series 8, AMBAC Insured, 5.25%, 4/01/09 ...........................................       2,000,000       2,198,680
   Middle Country Central School District Centereach GO, FSA Insured, 4.75%, 6/01/17 ..............       1,650,000       1,736,872
   Monroe County GO,
     Public Improvement, FGIC Insured, 4.30%, 3/01/13 .............................................       3,015,000       3,156,675
     Refunding, AMBAC Insured, 5.00%, 6/01/14 .....................................................       3,000,000       3,319,890


                                         Quarterly Statements of Investments | 7

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Montgomery Otsego Schoharie Counties Solid Waste Management Authority Revenue,
    Refunding, MBIA Insured, 4.00%,
     1/01/12 ......................................................................................     $ 1,845,000    $  1,930,885
     1/01/13 ......................................................................................       1,920,000       1,994,534
   MTA Dedicated Tax Fund Revenue, Refunding, Series A, FSA Insured, 3.90%, 11/15/12 ..............       4,000,000       4,150,800
   MTA Transit Facilities Revenue, Series C, FSA Insured, Pre-Refunded, 4.75%, 7/01/16 ............       1,915,000       2,110,085
   MTA Transportation Facilities Revenue, Series A, Pre-Refunded, 6.00%, 7/01/15 ..................       1,500,000       1,719,555
   Nassau County GO,
     General Improvements, Series V, AMBAC Insured, 5.25%, 3/01/13 ................................       1,000,000       1,074,740
     Refunding, Series A, FGIC Insured, 6.00%, 7/01/11 ............................................       1,000,000       1,160,350
   Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed, FSA Insured,
    Pre-Refunded, 6.00%, 8/01/10 ..................................................................       1,000,000       1,164,370
   New York Bridge Authority Revenue, General, 4.125%, 1/01/13 ....................................       4,000,000       4,166,400
   New York City GO,
     Refunding, Series F, 5.25%, 8/01/13 ..........................................................       1,095,000       1,197,153
     Refunding, Series G, XLCA Insured, 5.50%, 8/01/12 ............................................       2,000,000       2,262,580
     Series B, 6.20%, 8/15/06 .....................................................................         770,000         796,072
     Series B, Pre-Refunded, 6.20%, 8/15/06 .......................................................         230,000         238,206
     Series D, 4.30%, 10/15/16 ....................................................................       3,000,000       3,039,270
     Series F, 6.00%, 8/01/12 .....................................................................         300,000         320,700
     Series F, Pre-Refunded, 6.00%, 8/01/12 .......................................................         400,000         429,412
     Series H, 4.125%, 8/01/11 ....................................................................       1,560,000       1,620,481
     Series J, 5.00%, 6/01/10 .....................................................................       4,000,000       4,348,480
   New York City Health and Hospital Corp. Revenue, Health System,
     Refunding, Series A, AMBAC Insured, 4.60%, 2/15/12 ...........................................       1,000,000       1,056,330
     Series A, AMBAC Insured, 5.00%, 2/15/11 ......................................................       2,000,000       2,199,480
     Series A, FSA Insured, 4.15%, 2/15/12 ........................................................         750,000         787,665
     Series A, FSA Insured, 4.30%, 2/15/13 ........................................................       1,000,000       1,040,990
   New York City IDA Civic Facility Revenue,
     Institute of International Education Inc. Project, 5.125%, 9/01/16 ...........................       2,320,000       2,457,158
     United States Tennis Association, National 1 Tennis Center Project, Refunding, FSA Insured,
      4.25%, 11/15/14 .............................................................................       3,000,000       3,168,210
   New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series D, 5.00%, 6/15/12 ..........................................................       2,000,000       2,214,420
     Series D, 4.50%, 6/15/11 .....................................................................       2,000,000       2,151,500
   New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Series A, 4.75%, 11/15/13 ....................................................................       1,000,000       1,058,710
     Series B, 6.00%, 11/15/13 ....................................................................         265,000         304,501
     Series B, 4.75%, 11/01/16 ....................................................................       2,200,000       2,305,666
     Series B, Pre-Refunded, 6.00%, 11/15/13 ......................................................         735,000         856,834
   New York State Appropriated Tobacco Corp. Revenue, Asset Backed, Series A-1,
    AMBAC Insured, 5.25%, 6/01/21 .................................................................       4,200,000       4,537,218
   New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
     4.00%, 7/01/12 ...............................................................................       2,000,000       2,062,700
     Series A, 5.50%, 7/01/12 .....................................................................       1,815,000       2,007,934


8 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Dormitory Authority Revenue,
     Iona College, XLCA Insured, 3.875%, 7/01/10 ..................................................     $ 1,000,000    $  1,043,460
     Mount St. Mary College, Radian Insured, 4.00%, 7/01/12 .......................................       2,080,000       2,127,320
     School District Financing Program, Series C, MBIA Insured, 3.75%, 4/01/11 ....................       1,050,000       1,085,994
     School District Financing Program, Series C, MBIA Insured, 4.00%, 4/01/12 ....................       1,125,000       1,175,299
     Teachers College, MBIA Insured, 4.00%, 7/01/12 ...............................................       1,000,000       1,042,730
   New York State Dormitory Authority Revenues,
     City University, Refunding, Series F, FGIC Insured, 5.75%, 7/01/09 ...........................       1,000,000       1,110,230
     Department of Health, 6.30%, 7/01/05 .........................................................         735,000         750,148
     FSA Insured, 5.125%, 2/15/07 .................................................................       1,000,000       1,055,740
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/17 ...........................................       1,720,000       1,871,326
     Hospital, Maimonides, MBIA Insured, 5.00%, 8/01/19 ...........................................       1,895,000       2,044,421
     Insured Mortgage Nursing Home, MBIA Insured, 4.60%, 2/01/11 ..................................         210,000         214,519
     Kateri Residence, 4.00%, 7/01/10 .............................................................       1,275,000       1,318,171
     Montefiore Hospital, FGIC Insured, 5.00%, 2/01/18 ............................................       2,975,000       3,211,870
     New York State Department of Health, Refunding, 5.25%, 7/01/17 ...............................       5,000,000       5,481,200
     Office of General Services, MBIA Insured, 5.00%, 4/01/18 .....................................       2,000,000       2,095,500
     Refunding, Series B, 5.25%, 11/15/23 .........................................................       2,000,000       2,202,140
     Series 1, MBIA Insured, 5.00%, 7/01/10 .......................................................       5,000,000       5,513,250
     St. John's University, Series A, MBIA Insured, 5.00%, 7/01/14 ................................         750,000         817,590
     University of Rochester, Series A, 5.25%, 7/01/21 ............................................         500,000         542,775
   New York State Energy Research and Development Authority PCR, New York State Electric
    and Gas,
     Series B, MBIA Insured, 4.00%, 10/15/15 ......................................................       5,000,000       5,035,700
     Series D, MBIA Insured, 4.10%, 12/01/15 ......................................................       2,000,000       2,014,560
   New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
    Revolving Funds, Series B,
     5.80%, 1/15/16 ...............................................................................       1,010,000       1,149,218
     Pre-Refunded, 5.80%, 1/15/16 .................................................................       1,490,000       1,710,490
   New York State GO, Refunding, Series A, 4.50%, 3/15/07 .........................................       1,000,000       1,046,570
   New York State HFAR, Health Facilities of New York City, Refunding, Series A, 6.00%,
    11/01/08 ......................................................................................       3,045,000       3,221,062
   New York State Local Government Assistance Corp. Revenue, Refunding,
     Series A-1, FSA Insured, 5.00%, 4/01/13 ......................................................       2,200,000       2,434,300
     Series B, MBIA Insured, 4.875%, 4/01/20 ......................................................       3,750,000       3,876,900
   New York State Medical Care Facilities Finance Agency Revenue, Series A, FHA Insured,
     5.70%, 2/15/05 ...............................................................................       1,250,000       1,255,238
     ETM, 5.70%, 2/15/05 ..........................................................................         250,000         251,088
   New York State Municipal Bond Bank Agency Special Program Revenue, Series A, FGIC Insured,
    3.75%, 2/15/13 ................................................................................       1,415,000       1,445,776
   New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     FSA Insured, 5.25%, 4/01/12 ..................................................................       1,620,000       1,821,852
     Series C, FGIC Insured, Pre-Refunded, 5.25%, 4/01/14 .........................................       2,000,000       2,202,960
   New York State Tollway Authority Service Contract Revenue, Local Highway and Bridge,
    MBIA Insured, 3.75%, 4/01/12 ..................................................................       2,500,000       2,571,825
   New York State Urban Development Corp. Revenue,
     Correctional Capital Facilities, Refunding, MBIA Insured, 5.00%, 1/01/09 .....................       1,525,000       1,655,525
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded, 6.00%,
      1/01/15 .....................................................................................       1,000,000       1,144,020


                                         Quarterly Statements of Investments | 9

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   New York State Urban Development Corp. Revenue, (cont.)
     State Personal Income Tax, Series C-1 Empire State, 4.125%, 12/15/16 .........................     $ 1,490,000    $  1,513,959
     State Personal Income Tax, Series C-1 Empire State, 4.25%, 12/15/17 ..........................       1,955,000       1,994,354
     Youth Facilities, Pre-Refunded, 5.75%, 4/01/10 ...............................................         400,000         438,460
     Youth Facilities, Pre-Refunded, 5.875%, 4/01/10 ..............................................       1,500,000       1,544,535
   Newark Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/10 .....................       1,630,000       1,690,131
   Newfield Central School District GO, Refunding, MBIA Insured, 4.00%, 6/15/15 ...................       1,185,000       1,207,930
   North Hempstead GO, FGIC Insured, ETM, 6.00%, 7/15/14 ..........................................       1,715,000       1,983,363
   Olean City School District GO, Refunding, FGIC Insured,
     4.00%, 6/15/11 ...............................................................................       1,005,000       1,058,054
     4.00%, 6/15/12 ...............................................................................       1,065,000       1,113,117
     4.375%, 6/15/17 ..............................................................................       1,335,000       1,381,712
   Oneida-Herkimer Solid Waste Management Authority Solid Waste System Revenue, Refunding,
    6.65%, 4/01/05 ................................................................................         125,000         126,540
   Phelps-Clifton Springs Central School District GO, Refunding, FGIC Insured, 3.25%,
    6/01/11 .......................................................................................       1,555,000       1,564,828
   Port Authority New York and New Jersey Conservation Revenue, FSA Insured, 3.60%,
    7/15/14 .......................................................................................       3,665,000       3,673,796
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
    Financing Authority Hospital Revenue, Mennonite General Hospital Project, Series A, 6.375%,
     7/01/06 ......................................................................................         545,000         549,137
   Rochester GO,
     MBIA Insured, ETM, 4.125%, 2/15/10 ...........................................................         520,000         554,377
     Refunding, MBIA Insured, 4.125%, 2/15/10 .....................................................         490,000         515,215
     Series A, FGIC Insured, 3.00%, 10/15/11 ......................................................       1,930,000       1,907,747
   Saratoga Springs City School District GO, Series A, FSA Insured, 4.50%, 6/15/15 ................       1,025,000       1,082,728
   Schenectady Metroplex Development Authority Revenue, FGIC Insured, 4.50%, 9/15/21 ..............       1,720,000       1,758,425
   Spencerport Central School District GO, MBIA Insured, 4.00%, 6/15/11 ...........................       1,165,000       1,226,500
   Suffolk County GO, Public Improvement, Refunding, Series A, MBIA Insured, 4.10%,
    4/01/11 .......................................................................................       1,155,000       1,217,335
   Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P. Cohalan Complex,
    AMBAC Insured,
     5.25%, 10/15/14 ..............................................................................       1,435,000       1,565,298
     5.00%, 4/15/16 ...............................................................................       1,000,000       1,064,790
   Suffolk County Water Authority Waterworks Revenue, sub. lien, Refunding, MBIA Insured,
    5.10%, 6/01/13 ................................................................................       2,000,000       2,232,760
   Tobacco Settlement Financing Corp. Revenue, Series B-1, 4.00%, 6/01/12 .........................       1,985,000       2,020,631
   Upper Mohawk Valley Regional Water Finance Authority Water Systems Revenue,
    AMBAC Insured, 5.75%, 4/01/20 .................................................................       1,000,000       1,127,930
   Virgin Islands PFAR, senior lien, Refunding, Series A, 5.30%, 10/01/11 .........................       3,000,000       3,183,510
   Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.125%,
    7/01/13 .......................................................................................       1,775,000       1,823,316
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
     4.875%, 7/01/06 ..............................................................................       1,285,000       1,316,238
     5.00%, 7/01/09 ...............................................................................         520,000         549,042
   William Floyd Union Free School District GO,
     MBIA Insured, 4.00%, 6/15/10 .................................................................       1,000,000       1,051,930
     Refunding, MBIA Insured, 4.00%, 6/15/13 ......................................................       1,100,000       1,139,402


10 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND                                          PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   Yonkers GO,
     Series A, AMBAC Insured, 5.00%, 12/15/14 .....................................................     $ 1,795,000    $  1,927,381
     Series B, FSA Insured, 4.00%, 10/15/14 .......................................................       1,810,000       1,859,395
   York Central School District GO, Refunding, FSA Insured, 4.00%, 6/15/10 ........................         915,000         962,516
   Yorktown Central School District GO, MBIA Insured, 4.625%, 6/15/18 .............................       1,890,000       1,982,119
                                                                                                                       ------------
   TOTAL BONDS ....................................................................................                     234,691,135
                                                                                                                       ------------
   ZERO COUPON BOND 1.2%
   New York State Dormitory Authority Revenues, State University, Capital Appreciation Bond,
    Refunding, Series B, MBIA Insured, 5/15/08 ....................................................       3,000,000       2,745,030
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $227,042,931)                                                                      237,436,165
                                                                                                                       ------------
   SHORT TERM INVESTMENTS .6%
   BONDS
(a) Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
    Series A-4, Daily VRDN and Put, 2.15%, 5/01/22 ................................................         200,000         200,000
(a) Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put,
     2.15%, 5/01/33 ...............................................................................         600,000         600,000
(a) New York City GO, Series B, Sub Series B-5, MBIA Insured, Daily VRDN and Put, 2.13%,
     8/15/09 ......................................................................................         300,000         300,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series G,
     FGIC Insured, Daily VRDN and Put, 2.15%, 6/15/24 .............................................         100,000         100,000
(a) Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, MBIA Insured,
     Weekly VRDN and Put, 1.92%, 12/01/15 .........................................................         300,000         300,000
                                                                                                                       ------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,500,000) .................................................                       1,500,000
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $228,542,931) 99.1% ....................................................                     238,936,165
   OTHER ASSETS, LESS LIABILITIES .9% .............................................................                       2,265,265
                                                                                                                       ------------
   NET ASSETS 100.0% ..............................................................................                    $241,201,430
                                                                                                                       ============

See glossary of terms on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

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12 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 72.0%
   BONDS
   Brockport Central School District GO, Refunding, FGIC Insured, 3.75%, 6/15/08 ..................     $   125,000    $    130,292
   Buffalo Fiscal Stability Authority Sales Tax and State Aid Revenue, Series A, 4.00%, 8/15/05 ...         335,000         339,104
   Buffalo Sewer Authority Revenue, Sewer Systems, Series I, FSA Insured, 2.00%, 7/01/06 ..........         100,000          99,752
   Candor Central School District GO, Refunding, FSA Insured, 3.75%, 6/15/08 ......................         125,000         130,292
   Catskill Central School District GO, FGIC Insured, 3.75%, 6/15/06 ..............................         100,000         102,248
   Cattaraugus County GO,
     FGIC Insured, 4.90%, 7/15/08 .................................................................         200,000         207,116
     Public Improvement, Refunding, MBIA Insured, 2.50%, 6/01/06 ..................................         500,000         502,335
   Chappaqua Central School District GO, Refunding, 2.50%, 10/15/08 ...............................         340,000         341,091
   Clarkstown GO, Public Improvement, MBIA Insured, 3.75%, 9/15/08 ................................         105,000         109,563
   Cold Spring Harbor Central School District GO, 3.125%, 3/01/05 .................................         100,000         100,201
   Erie County IDA School Facility Revenue, City of Buffalo Project, FSA Insured, 4.00%,
    5/01/06 .......................................................................................         100,000         102,331
   Franklinville Central School District GO, Series B, FGIC Insured, 3.50%, 6/01/07 ...............         100,000         102,933
   Gates Chili Center School District GO, FSA Insured, 2.375%, 6/15/08 ............................         200,000         199,440
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.75%, 10/01/09 ..........         125,000         124,556
   Long Island Power Authority Electric System Revenue, Mandatory Put 4/01/07, Refunding,
    Sub Series 8G, MBIA Insured, 5.00%, 4/01/12 ...................................................         200,000         211,712
   Monroe County GO, Refunding, AMBAC Insured, 4.00%, 6/01/07 .....................................         400,000         415,436
   Moravia Central School District GO, Refunding, FSA Insured, 3.375%, 6/01/08 ....................         100,000         102,970
   New York City HDC, MFHR, Series A, 2.10%, 11/01/05 .............................................         300,000         298,887
   New York City Transitional Finance Authority Future Tax Secured Revenue, Series E, 2.70%,
    2/01/08 .......................................................................................         200,000         201,706
   New York State Dormitory Authority Revenue,
     City University Systems Consolidated 4th General A, Refunding, 3.00%, 7/01/08 ................         100,000         101,259
     State Personal Income Tax Education, 3.10%, 3/15/08 ..........................................         100,000         101,767
   New York State Dormitory Authority Revenues,
     Montefiore Hospital, FGIC Insured, 2.875%, 8/01/09 ...........................................         500,000         501,165
     Mortgage, White Plains Hospital, FHA Insured, 3.55%, 2/15/10 .................................         270,000         277,241
     University of Rochester, Series A, 3.50%, 7/01/07 ............................................         225,000         230,945
   New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
    Revolving Funds, Refunding, Series C, 4.10%, 6/15/09 ..........................................         200,000         212,340
   New York State Power Authority Revenue, Series A, 4.00%, 11/15/08 ..............................         100,000         105,637
   New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge, Series A,
    2.75%, 3/15/08 ................................................................................         250,000         251,750
   New York State Urban Development Corp. Revenue, Correctional and Youth Facilities Service,
    Series A, 4.00%, 1/01/28 ......................................................................         200,000         208,230
   Niagara Falls Bridge Common Toll Revenue, Bridge System, Series B, MBIA Insured, 2.25%,
    10/01/07 ......................................................................................         125,000         124,669
   Patchogue-Medford Union Free School District GO, Series A, FGIC Insured, 3.50%, 7/01/06 ........         275,000         280,330
   Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series C, MBIA Insured, 5.00%,
    7/01/28 .......................................................................................         100,000         107,851
   Schenectady City School District GO, Refunding, FGIC Insured, 3.75%, 6/15/06 ...................         100,000         102,248
   Sweet Home Central School District GO, New York Amherst and Tonawanda, Refunding, Series B,
    3.50%, 7/15/08 ................................................................................         100,000         103,322
   Triborough Bridge and Tunnel Authority Revenues, Refunding, Series B, 5.00%, 11/15/08 ..........         100,000         109,106
   Warren and Washington Counties IDA Civic Facility Revenue,
     Glens Falls Hospital Project, Series B, FSA Insured, 3.00%, 12/01/08 .........................         200,000         202,726
     Series B, FSA Insured, 2.00%, 12/01/06 .......................................................         125,000         123,954


                                        Quarterly Statements of Investments | 13

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK LIMITED-TERM TAX-FREE INCOME FUND                                               PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    Warren and Washington Counties IDAR, Hudson Falls Recovery, Refunding, Series A,
      AMBAC Insured, 3.375%, 11/01/10 ..............................................................    $   300,000    $    305,799
    York Central School District GO, Refunding, FSA Insured, 2.75%, 6/15/05 ........................         50,000          50,187
                                                                                                                       ------------
    TOTAL LONG TERM INVESTMENTS (COST $7,317,558) ..................................................                      7,322,491
                                                                                                                       ------------
    SHORT TERM INVESTMENTS 30.0%
    BONDS
    Albany County GO, Series A, FSA Insured, 2.00%, 11/01/05 .......................................        400,000         399,944
(a) Long Island Power Authority Electric System Revenue, Sub Series 2, Daily VRDN and Put, 2.15%,
     5/01/33 .......................................................................................        200,000         200,000
(a) Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 1.95%, 11/15/22 .............................................        200,000         200,000
(a) New York City GO,
      Daily VRDN and Put, 2.10%, 8/01/17 ...........................................................        100,000         100,000
      Refunding, Series H, Sub Series H-3, Daily VRDN and Put, 2.15%, 8/01/20 ......................        100,000         100,000
      Series H, Sub Series H-3, Daily VRDN and Put, 2.15%, 8/01/22 .................................        200,000         200,000
(a) New York City HDC, MF Rental Housing Revenue, Carnegie Park, Series A, FNMA Insured,
     Weekly VRDN and Put, 1.95%, 11/15/19 ..........................................................        300,000         300,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue, Fiscal 2003,
     Refunding, Sub Series C-3, Daily VRDN and Put, 2.15%, 6/15/18 .................................        100,000         100,000
(a) New York City Transitional Finance Authority Revenue, New York City Recovery, Refunding,
     Series 3, Sub Series 3 H, Daily VRDN and Put, 2.15%, 11/01/22 .................................        100,000         100,000
(a) New York City Trust Cultural Resources Revenue, Refunding, American Museum Natural History,
     Series A, MBIA Insured, Weekly VRDN and Put, 1.94%, 4/01/21 ...................................        305,000         305,000
(a) New York State Dormitory Authority Revenues, New York Public Library, Series B, MBIA Insured,
     Weekly VRDN and Put, 1.95%, 7/01/28 ...........................................................        200,000         200,000
(a) New York State Local Government Assistance Corp. Revenue, Series F, Weekly VRDN and Put,
     1.92%, 4/01/25 ................................................................................        200,000         200,000
(a) Port Authority of New York and New Jersey Special Obligation Revenue, Versatile Structure,
     Series 2, Daily VRDN and Put, 2.10%, 5/01/19 ..................................................        300,000         300,000
    Ramapo Central School District GO, MBIA Insured, 2.00%, 7/01/05 ................................        350,000         350,137
                                                                                                                       ------------
    TOTAL SHORT TERM INVESTMENTS (COST $3,056,158) .................................................                      3,055,081
                                                                                                                       ------------
    TOTAL INVESTMENTS (COST $10,373,716) 102.0% ....................................................                     10,377,572
    OTHER ASSETS, LESS LIABILITIES (2.0)% ..........................................................                       (199,361)
                                                                                                                       ------------
    NET ASSETS 100.0% ..............................................................................                   $ 10,178,211
                                                                                                                       ============

See glossary of terms on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS 99.7%
    Erie County RAN, 3.00%, 7/13/05 ................................................................    $ 1,500,000    $  1,511,317
(a) Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
      Series A-1, Weekly VRDN and Put, 1.95%, 5/01/22 ..............................................      1,300,000       1,300,000
      Series A-4, Daily VRDN and Put, 2.15%, 5/01/22 ...............................................      2,100,000       2,100,000
    Long Island Power Authority Electric System Revenue,
      (a)Sub Series 2, Daily VRDN and Put, 2.15%, 5/01/33 ..........................................      2,300,000       2,300,000
      TECP, 1.80%, 1/11/05 .........................................................................      1,000,000       1,000,000
    Monroe County GO, Refunding, AMBAC Insured, 3.00%, 3/01/05 .....................................      2,000,000       2,004,405
    MTA, TECP, 1.78%, 1/12/05 ......................................................................      2,000,000       2,000,000
(a) Nassau County Interim Finance Authority Revenue, Sales Tax Secured, Refunding, Series B,
     FSA Insured, Weekly VRDN and Put, 1.95%, 11/15/22 .............................................      2,000,000       2,000,000
(a) New York City GO,
      Refunding, Sub Series C-4, Weekly VRDN and Put, 1.95%, 8/01/20 ...............................      1,000,000       1,000,000
      Series B, Sub Series B-6, MBIA Insured, Daily VRDN and Put, 2.13%, 8/15/05 ...................        100,000         100,000
      Sub Series E-3, Daily VRDN and Put, 2.15%, 8/01/23 ...........................................      2,000,000       2,000,000
(a) New York City HDC, MF Revenue, Mortgage, Marseilles Apartments, Series A, Weekly
     VRDN and Put, 1.94%, 12/01/34 .................................................................      1,000,000       1,000,000
(a) New York City HDC, MF Rental Housing Revenue,
      Brittany Development, Series A, Weekly VRDN and Put, 2.00%, 6/15/29 ..........................      1,500,000       1,500,000
      Carnegie Park, Series A, FNMA Insured, Weekly VRDN and Put, 1.95%, 11/15/19 ..................      1,950,000       1,950,000
      One Columbus Place Development, Series A, Weekly VRDN and Put, 1.99%, 11/15/28 ...............      1,000,000       1,000,000
(a) New York City IDA Civic Facility Revenue, National Audubon Society, Daily VRDN and Put,
     2.20%, 12/01/14 ...............................................................................        500,000         500,000
(a) New York City IDAR, Liberty, 1 Bryant Park LLC, Series A, Weekly VRDN and Put, 2.03%,
     11/01/39 ......................................................................................      3,000,000       3,000,000
(a) New York City Municipal Water Finance Authority Water and Sewer System Revenue,
      Series C, FGIC Insured, Daily VRDN and Put, 2.10%, 6/15/23 ...................................      1,100,000       1,100,000
      Series G, FGIC Insured, Daily VRDN and Put, 2.15%, 6/15/24 ...................................      1,300,000       1,300,000
(a) New York City Transitional Finance Authority Revenue,
      Future Tax Secured, Refunding, Sub Series C5, Daily VRDN and Put, 2.15%, 8/01/31 .............      2,100,000       2,100,000
      New York City Recovery, Refunding, Series 3, Sub Series 3F, Daily VRDN and Put, 2.20%,
       11/01/22 ....................................................................................        500,000         500,000
      New York City Recovery, Series 1, Sub Series 1D, Daily VRDN and Put, 2.20%,
       11/01/22 ....................................................................................        500,000         500,000
(a) New York HFAR,
      100 Maiden Lane Housing, Series A, Weekly VRDN and Put, 2.02%, 11/01/37 ......................      1,000,000       1,000,000
      Weekly VRDN and Put, 1.98%, 11/15/29 .........................................................        500,000         500,000
(a) New York State Dormitory Authority Revenues,
      Columbia University, Series A-2, Annual VRDN and Put, 1.60%, 7/01/14 .........................      1,000,000       1,000,000
      Cornell University, Series A, Weekly VRDN and Put, 1.97%, 7/01/29 ............................      1,000,000       1,000,000
      Cornell University, Series B, Weekly VRDN and Put, 1.97%, 7/01/30 ............................      1,500,000       1,500,000
      New York Public Library, Series B, MBIA Insured, Weekly VRDN and Put, 1.95%,
       7/01/28 .....................................................................................      3,400,000       3,400,000
      Oxford University Press Inc., Weekly VRDN and Put, 1.96%, 7/01/25 ............................        700,000         700,000
      Rockefeller University, Series A2, Weekly VRDN and Put, 1.96%, 7/01/32 .......................      2,000,000       2,000,000
(a) New York State Energy Research and Development Authority PCR, Orange and Rockland Project,
     Series A,
      AMBAC Insured, Weekly VRDN and Put, 1.94%, 8/01/15 ...........................................      1,350,000       1,350,000
      Weekly VRDN and Put, 1.94%, 10/01/14 .........................................................      2,100,000       2,100,000


                                        Quarterly Statements of Investments | 15

FRANKLIN NEW YORK TAX-FREE TRUST

------------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN NEW YORK TAX-EXEMPT MONEY FUND                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    BONDS (CONT.)
    New York State Environmental Facilities Corp. Pollution Control Revenue, State Water,
     Revolving Fund, New York City Municipal, Series B, Pre-Refunded, 5.25%, 6/15/15 ...............    $ 1,550,000    $  1,591,166
(a) New York State GO, Series B, Annual VRDN and Put, 1.58%, 3/15/30 ...............................      2,000,000       2,000,000
(a) New York State HFAR, 350 West 43rd Street, Series A, Weekly VRDN and Put, 1.99%,
     11/01/34 ......................................................................................      2,000,000       2,000,000
(a) New York State Job Development Authority Revenue, State Guaranteed,
      Series A-1 to A-36, Daily VRDN and Put, 2.23%, 3/01/05 .......................................        110,000         110,000
      Special Purpose, Series A-1 to A-25, Daily VRDN and Put, 2.17%, 3/01/07 ......................        185,000         185,000
(a) New York State Local Government Assistance Corp. Revenue,
      Series F, Weekly VRDN and Put, 1.92%, 4/01/25 ................................................      1,700,000       1,700,000
      Series G, Weekly VRDN and Put, 1.93%, 4/01/25 ................................................      2,700,000       2,700,000
    New York State Power Authority Revenue and General Purpose GO, Consented, 1.35%,
     3/01/20 .......................................................................................      2,000,000       2,000,000
    New York State Power Authority Revenue and General Purpose, TECP, 1.68%, 2/03/05 ...............      1,000,000       1,000,000
    Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05 ..................................................      1,865,000       1,876,003
    Suffolk County GO, Refunding, Series B, FSA Insured, 3.00%, 5/01/05 ............................      3,000,000       3,014,679
    Syracuse RAN, Series E, 3.00%, 6/30/05 .........................................................      1,000,000       1,005,780
(a) Triborough Bridge and Tunnel Authority Special Obligation Revenue, Refunding, Series C,
     FSA Insured, Weekly VRDN and Put, 1.95%, 1/01/31 ..............................................      2,000,000       2,000,000
(a) Westchester County IDA, IDR, Levister Redevelopment Co. LLC, Series A, Weekly VRDN and Put,
     1.98%, 8/01/33 ................................................................................      1,600,000       1,600,000
                                                                                                                       ------------
    TOTAL BONDS (COST $69,098,350) .................................................................                     69,098,350
    OTHER ASSETS, LESS LIABILITIES .3% .............................................................                        224,592
                                                                                                                       ------------
   NET ASSETS 100.0% ..............................................................................                   $ 69,322,942
                                                                                                                       ============

See glossary of terms on page 17.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.

16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

GLOSSARY OF TERMS

AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Co.
FHA   - Federal Housing Authority/Agency
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assistance
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDC   - Housing Development Corp.
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDAR  - Industrial Development Authority/Agency Revenue
IDR   - Industrial Development Revenue
LLC   - Limited Liability Corp.
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MTA   - Metropolitan Transit Authority
PCR   - Pollution Control Revenue
PFAR  - Public Financing Authority Revenue
RAN   - Revenue Anticipation Notes
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes
XLCA  - XL Capital Assurance

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

                       This page intentionally left blank.


 18 | Quarterly Statements of Investments

FRANKLIN NEW YORK TAX-FREE TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin New York Tax-Free Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                  --------------------------------------
                                                                       FRANKLIN NEW YORK
                                                  FRANKLIN NEW YORK    INTERMEDIATE-TERM
                                                   INSURED TAX-FREE        TAX-FREE
                                                     INCOME FUND          INCOME FUND
                                                  --------------------------------------
Cost of investments ...........................      $311,264,876         $228,482,121
                                                     =================================
Unrealized appreciation .......................      $ 22,463,042         $ 10,549,934
Unrealized depreciation .......................          (189,933)             (95,890)
                                                     ---------------------------------
Net unrealized appreciation (depreciation) ....      $ 22,273,109         $ 10,454,044
                                                     =================================

                                                  --------------------------------------
                                                  FRANKLIN NEW YORK
                                                    LIMITED-TERM       FRANKLIN NEW YORK
                                                      TAX-FREE             TAX-EXEMPT
                                                     INCOME FUND           MONEY FUND
                                                  --------------------------------------
Cost of investments ...........................      $ 10,373,716         $ 69,098,350
                                                     =================================
Unrealized appreciation .......................      $     23,505         $         --
Unrealized depreciation .......................           (19,649)                  --
                                                     ---------------------------------
Net unrealized appreciation (depreciation) ....      $      3,856         $         --
                                                     =================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                        Quarterly Statements of Investments | 19

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN NEW YORK TAX-FREE TRUST

By /s/Jimmy D. Gambill
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
   -------------------
     Chief Executive Officer - Finance and Administration
Date   February 18, 2005


By /s/Galen G. Vetter
   ------------------
     Chief Financial Officer
Date   February 18, 2005









                                EXHIBIT A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration






I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin New York Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 18, 2005

/S/GALEN G. VETTER
Chief Financial Officer